OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of intangible assets [text block] [Abstract]
Disclosure of detailed information about intangible assets [text block]
			Purchased	Customer-	Capitalised
		Core deposit	credit card	related	software
	Brands	intangible	relationships	intangibles	enhancements	Total
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2016	596	2,770	315	538	1,814	6,033
Additions	–	–	–	–	463	463
Disposals	–	–	–	–	(110)	(110)
At 31 December 2016	596	2,770	315	538	2,167	6,386
Acquisition of businesses (note 22)	–	–	702	–	–	702
Additions	–	–	–	–	850	850
Disposals	–	–	–	–	(77)	(77)
At 31 December 2017	596	2,770	1,017	538	2,940	7,861
Accumulated amortisation:
At 1 January 2016	149	2,460	309	472	805	4,195
Charge for the year	22	297	2	27	234	582
Disposals	–	–	–	–	(72)	(72)
At 31 December 2016	171	2,757	311	499	967	4,705
Charge for the year	22	13	44	20	293	392
Disposals	–	–	–	–	(71)	(71)
At 31 December 2017	193	2,770	355	519	1,189	5,026
Balance sheet amount at 31 December 2017	403	–	662	19	1,751	2,835
Balance sheet amount at 31 December 2016	425	13	4	39	1,200	1,681